REPORTING ENTITY - Sale of BAC Holding - Cash flow (Details) - COP ($) $ in Millions		12 Months Ended
	Dec. 14, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Effect of realization OCI to income		$ (2,752,028)	$ 532,019	$ (427,893)
Net income from discontinued operations, net of tax		(866,166)	(1,627,312)	(1,149,812)
Net income attributable to owners of the parent - Net income for the period from discontinued operations, net of tax		(593,990)	(1,118,556)	(790,340)
Net cash (used in) provided by operating activities		(222,124)	5,901,630	10,020,718
Cash flows from investing activities:
Net cash used in by investing activities		(13,012,475)	(6,601,941)	(7,585,410)
Net cash used in financing activities		(8,570,692)	(1,345,950)	404,449
Effect of foreign currency changes on cash and cash equivalents		3,588,921	4,663,555	1,068,542
Decrease in cash and cash equivalents		(1,393,602)
(Decrease) increase in cash and cash equivalents		(19,609,972)	2,617,294	3,908,299
Cash and cash equivalents at beginning of year		36,642,829	34,025,535	30,117,236
Cash and cash equivalents at end of year		17,032,857	36,642,829	34,025,535
BAC Holding International Corp
Disclosure of analysis of single amount of discontinued operations [line items]
Effect of realization OCI to income		1,429,325
Net income from discontinued operations, net of tax		(866,166)
Net income attributable to owners of the parent - Net income for the period from discontinued operations, net of tax		(593,990)
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Sale [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net income from discontinued operations	$ 1,108,049
Effect of realization OCI to income	376,703	1,429,325
Net income from discontinued operations, net of tax	731,346	(866,166)	(1,627,312)	(1,149,812)
Net income attributable to owners of the parent - Net income for the period from discontinued operations, net of tax	504,083		(1,118,556)	(790,340)
Increase (decrease) in working capital	1,108,049
Net cash (used in) provided by operating activities		(1,359,709)
Cash flows from investing activities:
Loss of control in subsidiary		(17,570,390)	(18,963,992)	(18,125,394)
Proceeds from sale of investments in associates		2,645,914
Net cash used in by investing activities	2,645,914	(14,924,476)	(18,963,992)	(18,125,394)
Decrease in cash and cash equivalents		(1,393,602)	838,598	6,145,499
(Decrease) increase in cash and cash equivalents	2,645,914	(16,318,078)	(18,125,394)	(11,979,895)
Cash and cash equivalents at beginning of year		18,963,992	18,125,394	11,979,895
Cash and cash equivalents at end of year	$ 2,645,914	$ 2,645,914	$ 18,963,992	$ 18,125,394